UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

MUNICIPAL HIGH INCOME FUND

FORM N-Q

APRIL 30, 2007

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited)	April 30, 2007

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 94.8%
Alabama — 0.7%
$2,980,000	AAA	Baldwin County, AL, Board of Education, AMBAC-Insured, 5.000% due 6/1/26	$3,135,735

Alaska — 1.6%
2,300,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,472,109
		Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured:
1,500,000	AAA	5.250% due 12/1/25	1,613,280
3,000,000	AAA	5.250% due 12/1/30	3,226,560

		Total Alaska	7,311,949

Arizona — 1.8%
2,900,000	A	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, Call 7/01/10 @ 101, 6.625% due 7/1/20 (b)	3,165,611
3,500,000	NR	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.625% due 12/1/29	3,872,470
1,100,000	BBB-	Pima County, AZ, IDA, Series A, Educational Revenue, Noah Webster Basic, 6.125% due 12/15/34	1,158,300

		Total Arizona	8,196,381

Arkansas — 1.2%
		Arkansas State Development Financing Authority:
4,000,000	BB	Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (b)	4,377,760
1,000,000	AA	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.750% due 8/1/25 (a)	1,132,370

		Total Arkansas	5,510,130

California — 14.9%
6,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20 (c)	6,216,480
		California EFA Revenue, College and University Financing Program:
1,440,000	Baa3(d)	5.000% due 2/1/12	1,492,128
1,595,000	Baa3(d)	5.000% due 2/1/14	1,657,763
1,670,000	Baa3(d)	5.000% due 2/1/15	1,740,608
		California State:
90,000	A+	GO, 5.500% due 4/1/30	98,932
1,690,000	A+	GO, Call 4/1/14 @ 100, 5.500% due 4/1/30 (b)	1,877,218
		California State Department of Water Resources & Power Supply Revenue, Series A:
5,000,000	AAA	AMBAC-Insured, Call 5/1/12 @ 101, 5.500% due 5/1/16 (b)	5,467,750
5,000,000	AAA	MBIA-IBC-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/21 (b)	5,439,450
18,500,000	A+	California State, GO, Various Purpose, 5.000% due 9/1/35 (c)	19,441,835
		California Statewide CDA Revenue:
1,000,000	A	East Campus Apartments LLC, Series A, 5.625% due 8/1/34	1,062,030
2,500,000	NR	East Valley Tourist Project, Series A, 9.250% due 10/1/20	2,744,150
		Senior Living-Presbyterian Homes, Series A:
1,920,000	BBB+	4.750% due 11/15/26	1,936,090
6,000,000	BBB+	4.875% due 11/15/36 (c)	6,079,860
2,000,000	AAA	Glendale, CA, Electric Works Revenue, Series 2003, MBIA-Insured, 5.000% due 2/1/32	2,084,940
		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
2,000,000	AAA	Series 2003-A-1, Call 6/1/13 @ 100, 6.750% due 6/1/39 (b)	2,324,500
3,150,000	AAA	Series 2003-A-5, Call 6/01/13 @ 100, 7.875% due 6/1/42 (b)	3,852,135
1,000,000	AAA	Los Angeles, CA, USD, GO, Series A, MBIA-Insured, Call 7/1/13 @ 100, 5.250% due 7/1/19 (b)	1,088,090

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

California — 14.9% (continued)
$1,250,000	BBB+	Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/36	$1,279,475
220,000	A+	State of California, GO, Call 4/1/14 @100, 5.500% due 4/1/30 (b)	244,372
3,000,000	Ba2(d)	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	3,131,130

		Total California	69,258,936

Colorado — 3.2%
1,000,000	NR	Beacon Point Metropolitan District, GO, Series A, 6.250% due 12/1/35	1,064,040
		Colorado Educational & Cultural Facilities Authority Revenue:
		Charter School:
1,370,000	AAA	Peak to Peak Project, Call 8/15/11 @100, 7.500% due 8/15/21 (b)	1,535,537
1,500,000	BBB-	Refunding, Jefferson Project, Series A, 6.000% due 6/15/33	1,543,890
470,000	AAA	University of Denver Project, Series B, FGIC-Insured, Call 3/1/16 @ 100, 5.250% due 3/1/23 (b)	519,566
2,030,000	AAA	Unrefunded, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	2,236,086
		Colorado Health Facilities Authority Revenue:
2,000,000	NR	Christian Living Communities Project, Series A, 5.750% due 1/1/37	2,095,720
1,000,000	A3(d)	Parkview Medical Center Project, 6.600% due 9/1/25	1,086,580
1,000,000	NR	High Plains, CO, Metropolitan District, Series A, GO, 6.250% due 12/1/35	1,071,150
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.290% due 6/15/31	2,491,000
1,000,000	NR	Southlands, CO, Metropolitan District Number 1, GO, 7.125% due 12/1/34	1,098,370

		Total Colorado	14,741,939

Connecticut — 0.9%
4,000,000	NR	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project, 8.000% due 4/1/30 (a)	4,337,280

Delaware — 0.2%
1,000,000	BBB-	New Castle County, DE, Revenue, Newark Charter School Inc. Project, 5.000% due 9/1/36	1,021,620

District of Columbia — 0.2%
1,000,000	AAA	District of Columbia COP, District Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/19	1,088,120

Florida — 6.3%
1,000,000	NR	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	1,095,310
3,000,000	NR	Capital Projects Finance Authority, FL, Continuing Care Retirement Glenridge on Palmer Ranch, Series A, Call 6/1/12 @ 102, 8.000% due 6/1/32 (b)	3,578,040
2,335,000	AAA	Florida Municipal Loan Council, Series A, MBIA-Insured, 5.000% due 2/1/25	2,463,588
6,995,000	NR	Gramercy Farms Community, Development District Special Assessment, Series B, 5.100% due 5/1/14 (c)	6,978,702
1,000,000	NR	Hillsborough County, FL, IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)	1,082,740
2,000,000	AAA	Miami-Dade County, FL, Solid Waste Systems Revenue, MBIA-Insured, 5.000% due 10/1/18	2,131,280
2,000,000	NR	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	2,197,420
1,000,000	Aa3(d)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, Call 5/15/13 @ 100, 5.500% due 11/15/33 (b)	1,095,390
2,500,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	2,821,575
		University of Central Florida:
1,000,000	AAA	Athletics Association Inc. COP, Series 2005-A, FGIC-Insured, 5.000% due 10/1/35	1,041,050

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Florida — 6.3% (continued)
$1,485,000	AAA	COP, Series A, FGIC-Insured, 5.000% due 10/1/25	$1,565,160
2,905,000	NR	Waterlefe, FL, Community Development District, Golf Course Revenue, 8.125% due 10/1/25 (c)	2,967,022

		Total Florida	29,017,277

Georgia — 3.1%
6,000,000	NR	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24 (c)	6,637,560
1,000,000	AAA	Atlanta, GA, Water and Wastewater Revenue, FSA-Insured, 5.000% due 11/1/34	1,054,270
1,500,000	A-(e)	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,622,235
3,000,000	BBB-(e)	Gainesville, GA, Redevelopment Authority, Educational Facilities Revenue, Riverside Military Academy Inc., 5.125% due 3/1/37 (c)	3,068,400
2,000,000	NR	Savannah, GA, EDA, Revenue, College of Arts & Design, Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (b)	2,175,080

		Total Georgia	14,557,545

Idaho — 0.5%
2,345,000	AA	Idaho Health Facilities Authority Revenue, Portneuf Medical Center Project, Series A, Radian-Insured, 5.250% due 9/1/24	2,482,018

Illinois — 2.8%
55,000	AA	Chicago, IL, Metropolitan HDC, Mortgage Revenue, Section 8, Series A, FHA-Insured, 6.700% due 7/1/12	55,103
2,000,000	AAA	Chicago, IL, O’Hare International Airport, General Airport Revenue, Third Lien, Series 2003-A-2, 5.750% due 1/1/21 (a)	2,185,660
		Illinois DFA:
2,000,000	BBB	Chicago Charter School Foundation Project, Series A, Call 12/01/12 @ 100, 6.250% due 12/1/32 (b)	2,170,880
3,250,000	BBB-	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (a)	3,663,692
3,000,000	BBB	Illinois Finance Authority Revenue, Refunding, Chicago Charter School Project, 5.000% due 12/1/36	3,076,560
1,500,000	A	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital, Call 10/1/10 @ 101, 6.000% due 10/1/24 (b)	1,622,790

		Total Illinois	12,774,685

Indiana — 0.8%
2,000,000	Baa1(d)	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project, 6.125% due 8/1/31	2,150,480
1,400,000	A-	Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment, 5.250% due 2/1/31	1,469,944

		Total Indiana	3,620,424

Kansas — 0.5%
2,000,000	BBB-(e)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	2,154,160

Louisiana — 0.7%
1,000,000	NR	Epps, LA, COP, 8.000% due 6/1/18	1,043,920
2,150,000	A	Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA-Insured, 6.550% due 9/1/25	2,446,077

		Total Louisiana	3,489,997

Maryland — 1.6%
1,000,000	NR	Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School, Series 2005-A, 6.000% due 5/1/35	1,072,720

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Maryland — 1.6% (continued)
$3,500,000	AAA	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, Series A, Call 12/1/09 @ 101, 7.730% due 12/1/27 (b)	$3,874,535
		Maryland State Health & Higher EFA Revenue:
1,100,000	NR	Edenwald, Series A, 5.400% due 1/1/37	1,146,145
		Washington Christian Academy:
250,000	NR	5.250% due 7/1/18	257,040
1,170,000	NR	5.500% due 7/1/38	1,202,573
2,500,000	Ca(d)	Prince Georges County, MD, Hospital, Greater Southeast Health Care System, 6.375% due 1/1/23 (f)(g)(h)	0

		Total Maryland	7,553,013

Massachusetts — 1.5%
1,380,000	NR	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (a)	1,399,858
3,000,000	NR	Massachusetts State DFA Revenue, Briarwood, Series B, Call 12/1/10 @ 101, 8.250% due 12/1/30 (b)	3,472,020
2,000,000	BBB	Massachusetts State HEFA Revenue, Caritas Christi Obligation, Series B, 6.750% due 7/1/16	2,247,460

		Total Massachusetts	7,119,338

Michigan — 4.9%
		Allen Academy, MI, COP:
2,500,000	NR	8.000% due 6/1/33	2,572,950
1,000,000	NR	Series A, 8.000% due 6/1/33	1,029,180
		Cesar Chavez Academy, COP:
1,635,000	BBB-	6.500% due 2/1/33	1,733,313
1,600,000	BBB-	8.000% due 2/1/33 (i)	1,815,424
15,000,000	A+	Michigan State Hospital Finance Authority, Refunding Hospital, Sparrow Obligated, 5.000% due 11/15/31 (c)	15,458,250

		Total Michigan	22,609,117

Minnesota — 0.8%
1,715,000	NR	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project, Series A, 8.000% due 9/1/30	1,887,975
		St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project, Series 1:
475,000	NR	5.000% due 8/1/21	485,588
1,375,000	NR	5.000% due 8/1/36	1,390,111

		Total Minnesota	3,763,674

Mississippi — 2.0%
5,000,000	BBB+	Mississippi Business Finance Corp., Northrop Grumman Ship Systems, 4.550% due 12/1/28 (j)	4,973,000
4,000,000	A	Mississippi Hospital Equipment & Facilities Authority Revenue, Mississippi Baptist Health System Inc., Series A, 5.000% due 8/15/26	4,129,640

		Total Mississippi	9,102,640

Missouri — 1.1%
5,070,000	A	Missouri State Health & EFA Revenue, St. Lukes Episcopal, 5.000% due 12/1/20	5,293,384

Montana — 0.7%
3,420,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	3,431,594

New Hampshire — 0.8%
		New Hampshire HEFA Revenue:
2,000,000	A	Covenant Health System, 5.500% due 7/1/34	2,114,880

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

New Hampshire — 0.8% (continued)
$1,500,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (b)	$1,701,540

		Total New Hampshire	3,816,420

New Jersey — 6.6%
3,390,000	AAA	Casino Reinvestment Development Authority Revenue, Series A, MBIA-Insured, 5.250% due 6/1/20	3,684,828
3,750,000	NR	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., Series A, Call 11/15/10 @ 101, 8.250% due 11/15/30 (b)	4,324,275
8,000,000	NR	New Jersey EDA Revenue, Refunding, Series B, 6.875% due 1/1/37 (a)(c)	8,754,880
5,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.500% due 7/1/30	5,466,500
		Tobacco Settlement Financing Corp., Call 6/1/13 @ 100:
5,000,000	AAA	6.750% due 6/1/39 (b)	5,811,250
2,000,000	AAA	7.000% due 6/1/41 (b)	2,351,460

		Total New Jersey	30,393,193

New Mexico — 1.0%
3,000,000	NR	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	3,159,660
1,500,000	A+	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,584,585

		Total New Mexico	4,744,245

New York — 9.1%
1,000,000	NR	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., Series A, Call 11/15/10 @101, 8.250% due 11/15/30 (b)	1,157,450
2,500,000	A3(d)	Dutchess County, NY, Industrial Development Agency, Refunding Bard College, Civic Facility Revenue A-1, 5.000% due 8/1/46	2,597,350
1,000,000	Aaa(d)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	1,111,600
1,000,000	NR	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, Call 11/15/10 @ 102, 8.550% due 11/15/32 (b)	1,172,430
		New York City, NY, IDA, Civic Facilities Revenue:
2,620,000	NR	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,652,279
970,000	NR	Community Hospital Brooklyn, 6.875% due 11/1/10	990,331
1,860,000	NR	Special Needs Facilities Pooled Program, Series A-1, Call 7/1/10 @ 102, 8.125% due 7/1/19 (b)	2,065,251
1,500,000	AAA	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, MBIA-Insured, 5.000% due 6/15/27	1,590,210
		New York State Dormitory Authority Revenue:
4,000,000	AA+	Cornell University, Series A, 5.000% due 7/1/21	4,300,880
2,500,000	AAA	Mental Health Services Facilities Improvement, Series B, AMBAC-Insured, 5.000% due 2/15/35	2,626,375
7,500,000	BB	New York University Hospitals Center, Series A, 5.000% due 7/1/26 (c)	7,777,950
415,000	AA-	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	421,972
10,000,000	AA-	New York, NY, GO, Series A, 5.000% due 8/1/26 (c)	10,575,600
2,000,000	NR	Onondaga County, NY, IDA, Solid Waste Disposal Facilities Revenue, Solvay Paperboard LLC Project, 7.000% due 11/1/30 (a)	2,082,000
1,000,000	BBB-	Suffolk County, NY, IDA, Continuing Care Retirement Revenue, Refunding, Jeffersons Ferry Project, 5.000% due 11/1/28	1,025,070

		Total New York	42,146,748

North Carolina — 1.6%
1,880,000	NR	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29	1,969,319

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

North Carolina — 1.6% (continued)
$5,000,000	AAA	North Carolina Municipal Power Agency Number 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18	$5,355,400

		Total North Carolina	7,324,719

Ohio — 1.2%
500,000	NR	Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing St. Clarence, Series A, 6.125% due 5/1/26	522,955
2,500,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,754,975
2,000,000	A-	Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center, 5.250% due 5/15/26	2,116,400

		Total Ohio	5,394,330

Oklahoma — 0.6%
435,000	AAA	Oklahoma HFA, Single-Family Mortgage, Series B, GNMA-Collateralized, 7.997% due 8/1/18 (a)	469,635
2,200,000	B	Tulsa, OK, Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,204,136

		Total Oklahoma	2,673,771

Oregon — 2.0%
		Klamath Falls, OR, Inter Community Hospital Authority Revenue:
630,000	BBB	Merle West Medical Center, Call 9/1/12 @ 101, 6.250% due 9/1/31 (b)	709,575
370,000	BBB	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	400,884
8,000,000	A+	Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.000% due 8/15/36 (c)	8,239,040

		Total Oregon	9,349,499

Pennsylvania — 5.7%
1,000,000	NR	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, Series A, Call 1/1/13 @ 101, 7.250% due 1/1/35 (b)	1,176,670
5,000,000	NR	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	4,654,850
3,000,000	NR	Harrisburg, PA, Authority University Revenue, Harrisburg University of Science, Series B, 6.000% due 9/1/36	3,118,890
1,000,000	BBB	Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center, 6.200% due 7/1/26	1,009,350
1,000,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	1,082,080
3,500,000	NR	Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc., 7.750% due 11/1/33	3,832,430
		Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center:
6,000,000	NR	6.625% due 7/1/19 (f)	240,000
5,000,000	NR	6.750% due 7/1/29 (f)	200,000
965,000	NR	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, Series A, 7.500% due 2/15/29	1,036,178
		Pennsylvania Economic Development Financing Authority:
3,000,000	B2(d)	Exempt Facilities Revenue, Reliant Energy Seward, Series A, 6.750% due 12/1/36 (a)(j)	3,308,400
1,000,000	BBB	Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.100% due 10/1/27 (a)	1,029,270
1,000,000	AAA	Philadelphia, PA, Redevelopment Authority Revenue, Neighborhood Transformation, Series C, FGIC-Insured, 5.000% due 4/15/30	1,054,960

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Pennsylvania — 5.7% (continued)
$4,000,000	NR	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, Series B, Call 11/15/10 @ 101, 8.125% due 11/15/30 (b)	$4,587,600

		Total Pennsylvania	26,330,678

Rhode Island — 0.2%
1,000,000	NR	Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue Refunding, Series 2005, 7.250% due 7/15/35	1,113,610

South Carolina — 1.4%
2,000,000	AA	Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian-Insured, 5.000% due 3/1/30	2,075,940
2,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	2,158,160
2,000,000	AAA	South Carolina State Public Service Authority Revenue, Santee Cooper, Series A, 5.000% due 1/1/36	2,115,060

		Total South Carolina	6,349,160

Tennessee — 1.7%
1,500,000	AA-	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,616,385
5,070,000	BBB+	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, University Health Systems Inc., 5.000% due 4/1/18	5,274,828
1,000,000	NR	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, Series A, 5.750% due 9/1/37	1,029,730

		Total Tennessee	7,920,943

Texas — 8.6%
5,105,000	NR	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior Series A, 6.750% due 4/1/27 (f)	4,143,116
2,780,000	NR	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, Series A, 6.875% due 6/1/29	2,713,586
1,000,000	A-	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (a)	1,111,800
1,665,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	1,726,838
195,000	NR	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	195,314
1,400,000	BBB	Garza County, TX, Public Facility Corp., 5.500% due 10/1/19	1,512,882
3,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(j)	3,366,480
6,645,000	B-	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, Series C, 6.125% due 7/15/27 (a)(c)	6,658,622
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
2,500,000	NR	6.200% due 11/15/29	2,672,900
3,000,000	AAA	Call 5/15/11 @ 102, 7.875% due 11/15/26 (b)	3,508,350
1,200,000	Aa3(d)	Refunding, Subordinated Lien, Series B, 5.125% due 11/15/26	1,213,968
3,000,000	AAA	North Texas Tollway Authority, Dallas North Tollway Systems Revenue, Series A, FSA-Insured, 5.000% due 1/1/35	3,143,640
1,995,000	B	Port Corpus Christi, TX, Celanese Project, Series A, 6.450% due 11/1/30	2,169,263
1,100,000	NR	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project, Series A, 5.750% due 11/15/12	1,154,593
		Willacy County, TX, PFC Project Revenue:
1,190,000	NR	County Jail, 7.500% due 11/1/25	1,274,264
3,000,000	NR	Series A-1, 8.250% due 12/1/23	3,140,310

		Total Texas	39,705,926

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Virginia — 1.7%
$1,210,000	NR	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, Series C, 8.125% due 4/1/30	$1,268,891
1,000,000	NR	Broad Street CDA Revenue, 7.500% due 6/1/33	1,133,690
		Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
2,440,000	NR	Hampton Project, 7.500% due 10/1/39 (a)	2,704,740
2,440,000	NR	Mayfair Project, 7.500% due 10/1/39 (a)	2,672,995

		Total Virginia	7,780,316

Wisconsin — 0.6%
		Wisconsin State HEFA Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,108,080
1,500,000	BBB+	Marshfield Clinic, Series B, 6.000% due 2/15/25	1,602,390

		Total Wisconsin	2,710,470

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $427,678,667)	439,324,984

SHORT-TERM INVESTMENTS — 4.1%
Colorado — 0.5%
2,085,000	VMIG1(d)	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, LOC-Bank of America, 4.020%, 5/1/07 (k)	2,085,000

Delaware — 0.1%
500,000	A-1+	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 4.100%, 5/1/07 (k)	500,000

Florida — 0.4%
1,900,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust Bank, 4.030%, 5/1/07 (k)	1,900,000

Georgia — 0.1%
300,000	A-1+	Atlanta, GA, Water and Wastewater Revenue, Series C, FSA-Insured, SPA-Dexia Credit Local, 4.000%, 5/1/07 (k)	300,000

Illinois — 0.2%
1,100,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 4.000%, 5/1/07 (k)	1,100,000

Massachusetts — 0.1%
600,000	A-1+	Massachusetts State GO, Consolidated Loan, Series A, SPA-Dexia Credit Local, 4.100%, 5/1/07 (k)	600,000

Michigan — 0.0%
100,000	A-1+	University of Michigan, Revenue, Medical Service Plan, Series 98-A1, 4.100%, 5/1/07 (k)	100,000

Missouri — 0.8%
		Missouri State HEFA:
2,200,000	A-1+	Washington University, Series B, SPA-JPMorgan Chase, 4.100%, 5/1/07 (k)	2,200,000
1,600,000	A-1+	Revenue, Washington University, Series A, SPA-Dexia Credit Local, 4.020%, 5/1/07 (k)	1,600,000

		Total Missouri	3,800,000

Nevada — 0.4%
1,600,000	VMIG1(d)	Las Vegas Valley Water District, Water Improvement, Series B, SPA-Dexia Credit Local, 4.100%, 5/1/07 (k)	1,600,000

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Oregon — 0.5%
$1,500,000	VMIG1(d)	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank, 4.020%, 5/1/07 (k)	$1,500,000
1,000,000	A-1+	Oregon State GO, Series 73E, SPA-Morgan Guaranty Trust & JPMorgan Chase, 3.930%, 5/2/07 (k)	1,000,000

		Total Oregon	2,500,000

Pennsylvania — 0.5%
		Philadelphia, PA, Hospitals and Higher EFA, Revenue:
1,200,000	A-1+	Children’s Hospital Philadelphia, Series A, SPA-Bank of America, 4.020%, 5/1/07 (k)	1,200,000
1,200,000	A-1+	Children’s Hospital Project, Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 4.020%, 5/1/07 (k)	1,200,000

		Total Pennsylvania	2,400,000

Texas — 0.4%
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
655,000	VMIG1(d)	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 4.020%, 5/1/07 (k)	655,000
1,195,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 4.020%, 5/1/07 (k)	1,195,000

		Total Texas	1,850,000

Utah — 0.1%
600,000	A-1	Carbon County, UT, PCR, Refunding Pacificorp Projects, AMBAC-Insured, 4.100%, 5/1/07 (k)	600,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $19,335,000)	19,335,000

		TOTAL INVESTMENTS — 98.9% (Cost — $447,013,667#)	458,659,984
		Other Assets in Excess of Liabilities — 1.1%	4,886,404

		TOTAL NET ASSETS — 100.0%	$463,546,388

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is segregated for open futures contracts and extended settlements.
(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.
(f)	Security is currently in default.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(h)	Illiquid security.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.
(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 11 and 12 for definitions of ratings.
Abbreviations used in this schedule:
ACA - American Capital Assurance
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority

See Notes to Schedule of Investments.

Legg Mason Partners Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
HDC - Housing Development Corporation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IBC - Insured Bond Certificates
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PFC - Public Facilities Corporation
RDA - Redevelopment Agency
Radian - Radian Assets Assurance
SPA - Standby Bond Purchase Agreement
USD - Unified School District

Summary of Investments by Industry* (unaudited)

Hospitals	21.0%
Pre-Refunded	16.7%
Miscellaneous	10.1%
Education	10.0%
General Obligation	9.0%
Industrial Development	7.6%
Transportation	5.9%
Life Care Systems	4.8%
Utilities	3.1%
Housing: Multi-Family	3.1%
Pollution Control	2.6%
Public Facilities	2.0%
Tax Allocation	1.5%
Water & Sewer	1.0%
Cogeneration Facilities	0.8%
Solid Waste	0.5%
Government Facilities	0.2%
Housing: Single-Family	0.1%

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2007 and subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)
not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Municipal High Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. Prior to April 13 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Income Funds, a Massachusetts business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,440,858
Gross unrealized depreciation	(13,794,541)

Net unrealized appreciation	$11,646,317

Notes to Schedule of Investments (unaudited) (continued)

At April 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Sell:
U.S. Treasury Bond	950	06/07	$107,423,525	$106,162,500	$1,261,025

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust
By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 22, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date: June 22, 2007

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Income Trust - Legg Mason Partners Municipal High Income Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 22, 2007	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

I, Frances M. Guggino, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Income Trust - Legg Mason Partners Municipal High Income Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 22, 2007	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer